Collaboration Agreement	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Collaboration Agreement [Abstract]
Collaboration Agreement

13.    Collaboration Agreement

On September 17, 2020, the Company entered into a strategic collaboration with Affimed GmbH (“Affimed”) to initiate a Phase 1/2 trial of SNK01 in combination with AFM24, a tetravalent biologic created by Affimed designed to direct NK cell killing of epidermal growth factor receptor (“EGFR”) expressing tumors. Under the collaboration agreement, the Company and Affimed split the development costs of the combination product equally. The study associated with the strategic collaboration with Affimed was discontinued by mutual agreement in June 2023.

Total reductions to research and development expenses for the three months ended March 31, 2024 and 2023 were less than $0.1 million and $0.1 million respectively.

13. Collaboration Agreement

On September 17, 2020, the Company entered into a strategic collaboration with Affimed GmbH (“Affimed”) to initiate a Phase 1/2 trial of SNK01 in combination with AFM24, a tetravalent biologic created by Affimed designed to direct NK cell killing of epidermal growth factor receptor (“EGFR”) expressing tumors. Under the collaboration agreement, the Company and Affimed split the development costs of the combination product equally. The study associated with the strategic collaboration with Affimed was discontinued by mutual agreement in June 2023.

Total reductions to research and development expenses for the years ended December 31, 2023 and 2022 were $0.2 million and $0.4 million, respectively.